Share-Based Payment - Additional Information (Detail)				12 Months Ended
	Dec. 14, 2022 EUR (€)	Sep. 23, 2021 EUR (€) shares € / shares	Sep. 23, 2020 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares						$ 0.000001	$ 0.000001
Share based compensation expenses recognized	€ 74,540,000
Brilliant fashion holdings limited [member] | Class b nonvoting ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares								$ 0.0001
Number of shares issued during the period | shares					32,129,493
Restricted Stock Units RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement | shares		12,688,696	17,051,419
Share based compensation by share based award description of maximum term equity instruments other than options				10 years
Share based compensation by share based award maximum number of shares available for grant in a share based arrangement | shares							32,129,493
Share based compensation by share based award expiry date of instruments granted under share based arrangement				Sep. 22, 2030
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement exercise price per share | € / shares		€ 2.04
Share based compensation by share based award vesting period of equity instruments granted		4 years	3 years
Share based compensation by share based award expiration of term of equity instruments granted		10 years	9 years
Restricted Stock Units RSU [Member] | September two thousand and twenty [member] | Administration expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses recognized				€ 2,571,000	€ 5,820,000
Restricted Stock Units RSU [Member] | September two thousand and twenty one [member] | Administration expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses recognized				€ 4,860,000	1,388,000
Restricted Stock Units RSU [Member] | Option pricing model [member] | September two thousand and twenty [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free interest rate			0.61%
Fair Value of restricted stock units					14,652,000,000
Weighted average share price of equity instruments other than options granted during the period | € / shares			€ 1.82
Expected dividend equity instruments other than options granted during the period			€ 0
Expected volatility equity instruments other than options granted during the period			32.61%
Restricted Stock Units RSU [Member] | Option pricing model [member] | September two thousand and twenty one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value of restricted stock units					€ 10,492,000,000
Weighted average share price of equity instruments other than options granted during the period | € / shares		€ 2.23
Risk free interest rate equity instruments other than options granted during the period		1.35%
Expected dividend equity instruments other than options granted during the period		€ 0
Expected volatility equity instruments other than options granted during the period		32.52%
Restricted Stock Units RSU [Member] | Immediate vesting [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage of equity instruments granted		25.00%	25.00%
Restricted Stock Units RSU [Member] | Vesting year one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage of equity instruments granted		25.00%	25.00%
Restricted Stock Units RSU [Member] | Vesting year two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage of equity instruments granted		25.00%	25.00%
Restricted Stock Units RSU [Member] | Vesting year three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage of equity instruments granted		25.00%	25.00%
Restricted Stock Units RSU [Member] | Eight senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement exercise price per share | € / shares			€ 1
Restricted Stock Units RSU [Member] | One Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement exercise price per share | € / shares			€ 2.04
LGHL Ordinary Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stockholders Equity Note, Stock Split, Exchange Ratio				0.26926%